Schedule of Transactions Between Related Parties (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Other receivables (Note 12B)	₪ 141,116	₪ 97,375
Related parties [member]
IfrsStatementLineItems [Line Items]
Other receivables (Note 12B)	₪ 3,429	₪ 16,087